Commitments and contingencies	12 Months Ended
Jun. 30, 2020
Commitments and contingencies
Commitments and contingencies

21    Commitments and contingencies

(a)   Capital commitments

Capital commitments, which are primarily related to the campus decoration are as follows:

	2019	2020
	RMB	RMB
Contracted, but not provided for:
Leasehold improvement	12,525	47,813
Furniture, fixtures and other equipment	—	2,826

(b)   Lawsuit

On May 21, 2019, the Group filed a lawsuit in the People’s Court of Zhuji City of China against Ronghuai Education Group and Zhuji Ronghuai School (collectively, “Ronghuai”), asserting claims of infringement of registered trademarks and unfair competition under the Trademark Law and Anti-Unfair Competition Law of the PRC. This case was transferred to the Intermediate People’s Court of Shaoxing City of China for acceptance. The Group alleged in the claims that Ronghuai manipulated settings of certain popular search engines in China, such as www.360.cn, hao.360.com and www.so.com, which caused confusion for the Group’s potential clients/students. Ronghuai’s alleged misconduct directed these students to Ronghuai’s website instead of the Group’s websites when the students searched key terms such as “Hailiang”, “Hailiang education”, “Hailiang senior middle school”, and “Hailiang primary school”. Therefore, the Group claimed damages of RMB3,000 against Ronghuai. Based on new evidence collected through discovery, the Group subsequently amended the claims and increased the amount of damages claimed to RMB7,508. On April 8, 2020, the court entered into a judgement of first instance, ordering Ronghuai to immediately stop manipulating settings of certain search engines, and to publish statements on its official platform to eliminate the negative impact of the case within 10 days from the effective date of the judgement and compensate the Group for economic loss and reasonable expenses amounting to RMB3,000 within 30 days from the effective date of the judgement. Ronghuai did not agree with the judgement and subsequently appealed to the Higher People’s Court of Zhejiang Province of China. This case was still in the process of second instance.

On July 8, 2019, Ronghuai filed a lawsuit in the People’s Court of Zhuji City of China against Hailiang Group, the Company’s related party, and Hailiang Senior Middle School, one of the Company’s affiliated schools, asserting claims of infringement of registered trademarks and unfair competition under the Trademark Law and Anti-Unfair Competition Law of the PRC. This case was transferred to the Intermediate People’s Court of Shaoxing City of China for acceptance. Ronghuai alleged, in a way similar to the Group’s original claims as described above, that Hailiang Group and Hailiang Senior Middle School employed manipulative measures to direct potential clients/students to the websites instead of theirs and requested monetary damages in the amount of RMB3,010. Based on new evidence Ronghuai claimed to have collected through discovery, Ronghuai later amended their claims to increase the amount of damages to RMB7,510. On May 19, 2020, the court rejected the request filed by Ronghuai. Ronghuai did not agree with the judgement and subsequently appealed to the Higher People’s Court of Zhejiang Province of China. This case was still in the process of second instance.

On July 18, 2019, Ronghuai filed a separate lawsuit in the People’s Court of Zhuji City of China against the Company’s seven affiliated entities and three of the Company’s related parties, including Hailiang Group, Hailiang Investment and Zhejiang Hailiang Limited, alleging defamation. Ronghuai alleged that the Group’s public announcement regarding the filing of claims against Ronghuai contained defamatory remarks against Ronghuai and affected its reputation and requested monetary damages in the amount of RMB10,000. This case was transferred to the Intermediate People’s Court of Ningbo City of China for acceptance and was still in the process.

After consultation with the Group’s external legal counsel, the Group assessed the probability of the potential liability to be more than remote but not probable and the amount of loss not being able to be reasonably estimated at this time. As a result, the Group did not record any liabilities pertaining to the lawsuits filed by Ronghuai.